Stock Options (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Share-based Payment Arrangement [Abstract]
Weighted-average fair value of options				$ 5.70
Weighted-average exercise price of option		$ 3.00	$ 3.00	$ 6.00
Reduced exercise price per share					$ 3.00
Stock option expenses		$ 106,370	$ 285,850
Unamortized stock option expense			$ 106,639